INSURANCE CONTRACTS Components of loss reserves (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance contracts [Abstract]
Case reserves	$ 81	$ 69
Incurred but not reported reserves	36	30
Discounting	(1)	(1)
Provisions for adverse deviation	5	7
Total loss reserves	$ 121	$ 105	$ 0